UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-6180

Name of Fund: BlackRock Utilities and Telecommunications Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Utilities and Telecommunications Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/2007

Date of reporting period: 12/01/06 - 02/28/07

Item 1 - Schedule of Investments

BlackRock Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of February 28, 2007                (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held   Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 1.9%    Diversified Telecommunication                5,400   GVT Holding SA (a)                                $     55,490
                 Services - 0.0%
                 -------------------------------------------------------------------------------------------------------------------
                 Electric Utilities - 0.9%                   23,700   CPFL Energia SA (b)                                    957,243
                                                             33,200   EDP - Energias do Brasil SA                            522,933
                                                                                                                        ------------
                                                                                                                           1,480,176
                 -------------------------------------------------------------------------------------------------------------------
                 Independent Power Producers & Energy    60,000,000   Cia Energetica de Sao Paulo (Preference
                 Traders - 0.5%                                       Shares) (a)                                            708,795
                 -------------------------------------------------------------------------------------------------------------------
                 Water Utilities - 0.5%                   2,600,000   Cia de Saneamento Basico do Estado de Sao Paulo        347,619
                                                             32,000   Companhia de Saneamento de Minas Gerais                407,300
                                                                                                                        ------------
                                                                                                                             754,919
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Brazil                        2,999,380
------------------------------------------------------------------------------------------------------------------------------------
Canada - 1.5%    Diversified Telecommunication               30,000   Manitoba Telecom Services, Inc.                      1,181,430
                 Services - 0.7%
                 -------------------------------------------------------------------------------------------------------------------
                 Wireless Telecommunication                  41,000   Rogers Communications, Inc. Class B                  1,338,650
                 Services - 0.8%
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Canada                        2,520,080
------------------------------------------------------------------------------------------------------------------------------------
Finland - 1.4%   Diversified Telecommunication               26,000   Elisa Corp.                                            768,094
                 Services - 0.5%
                 -------------------------------------------------------------------------------------------------------------------
                 Electric Utilities - 0.9%                   53,000   Fortum Oyj (a)                                       1,463,639
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Finland                       2,231,733
------------------------------------------------------------------------------------------------------------------------------------
France - 3.0%    Diversified Telecommunication               30,000   France Telecom SA                                      812,560
                 Services - 0.5%
                 -------------------------------------------------------------------------------------------------------------------
                 Electric Utilities - 0.7%                   14,500   Electricite de France SA                             1,060,853
                 -------------------------------------------------------------------------------------------------------------------
                 Multi-Utilities - 1.8%                      33,200   Suez SA                                              1,603,910
                                                             18,800   Veolia Environnement SA                              1,323,564
                                                                                                                        ------------
                                                                                                                           2,927,474
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in France                        4,800,887
------------------------------------------------------------------------------------------------------------------------------------
Germany - 3.1%   Diversified Telecommunication               41,500   Deutsche Telekom AG                                    744,464
                 Services - 0.5%
                 -------------------------------------------------------------------------------------------------------------------
                 Electric Utilities - 1.8%                   22,400   E.ON AG                                              2,936,362
                 -------------------------------------------------------------------------------------------------------------------
                 Multi-Utilities - 0.8%                      12,500   RWE AG                                               1,274,653
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Germany                       4,955,479
------------------------------------------------------------------------------------------------------------------------------------
Greece - 0.5%    Diversified Telecommunication               26,500   Hellenic Telecommunications Organization SA            718,948
                 Services - 0.5%
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Greece                          718,948
------------------------------------------------------------------------------------------------------------------------------------
Italy - 0.7%     Diversified Telecommunication               14,000   FastWeb SpA                                            730,816
                 Services - 0.5%
                 -------------------------------------------------------------------------------------------------------------------
                 Electric Utilities - 0.2%                   41,000   Enel SpA                                               428,819
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Italy                         1,159,635
------------------------------------------------------------------------------------------------------------------------------------
Luxembourg -     Wireless Telecommunication                  10,000   Millicom International Cellular SA (a)                 719,000
0.5%             Services - 0.5%
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Luxembourg                      719,000
------------------------------------------------------------------------------------------------------------------------------------
Mexico - 1.1%    Wireless Telecommunication                  40,200   America Movil, SA de CV (b)                          1,760,760
                 Services - 1.1%
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Mexico                        1,760,760
------------------------------------------------------------------------------------------------------------------------------------
Norway - 0.8%    Diversified Telecommunication               67,600   Telenor ASA                                          1,250,923
                 Services - 0.8%
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Norway                        1,250,923
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of February 28, 2007                (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held   Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Spain - 2.2%     Diversified Telecommunication               79,448   Telefonica SA                                     $  1,708,846
                 Services - 1.1%
                 -------------------------------------------------------------------------------------------------------------------
                 Electric Utilities - 0.9%                   31,600   Iberdrola SA                                         1,384,599
                 -------------------------------------------------------------------------------------------------------------------
                 Electrical Equipment - 0.2%                 14,600   Gamesa Corp. Tecnologica SA                            418,030
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Spain                         3,511,475
------------------------------------------------------------------------------------------------------------------------------------
United           Diversified Telecommunication              163,600   BT Group Plc                                           948,324
Kingdom - 5.3%   Services - 0.6%
                 -------------------------------------------------------------------------------------------------------------------
                 Electric Utilities - 0.7%                   41,400   Scottish & Southern Energy Plc                       1,165,675
                 -------------------------------------------------------------------------------------------------------------------
                 Independent Power Producers &              196,900   International Power Plc                              1,407,270
                 Energy Traders - 0.9%
                 -------------------------------------------------------------------------------------------------------------------
                 Multi-Utilities - 1.3%                     133,600   Centrica Plc                                           978,436
                                                             69,918   National Grid Plc                                    1,047,791
                                                                                                                        ------------
                                                                                                                           2,026,227
                 -------------------------------------------------------------------------------------------------------------------
                 Water Utilities - 0.3%                     100,000   Northumbrian Water Group Plc                           574,816
                 -------------------------------------------------------------------------------------------------------------------
                 Wireless Telecommunication                  84,512   Vodafone Group Plc (b)                               2,357,885
                 Services - 1.5%
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the United Kingdom            8,480,197
------------------------------------------------------------------------------------------------------------------------------------
United States    Construction & Engineering - 0.4%           25,000   InfraSource Services, Inc. (a)                         613,000
- 74.5%          -------------------------------------------------------------------------------------------------------------------
                 Diversified Telecommunication              228,062   AT&T Inc.                                            8,392,682
                 Services - 12.0%                            80,700   Citizens Communications Co.                          1,216,149
                                                            233,000   Level 3 Communications, Inc. (a)(g)                  1,530,810
                                                            123,000   Qwest Communications International Inc. (a)          1,092,240
                                                             86,300   Time Warner Telecom, Inc. Class A (a)                1,899,463
                                                             86,100   Verizon Communications, Inc.                         3,222,723
                                                            110,241   Windstream Corp.                                     1,659,127
                                                                                                                        ------------
                                                                                                                          19,013,194
                 -------------------------------------------------------------------------------------------------------------------
                 Electric Utilities - 26.0%                  37,500   Allegheny Energy, Inc. (a)                           1,771,500
                                                             37,000   American Electric Power Co., Inc.                    1,659,820
                                                             75,000   DPL, Inc.                                            2,262,750
                                                            135,732   Duke Energy Corp.                                    2,672,563
                                                             66,700   Edison International                                 3,129,564
                                                             51,300   Entergy Corp.                                        5,063,310
                                                             77,500   Exelon Corp.                                         5,109,575
                                                             62,800   FPL Group, Inc.                                      3,709,596
                                                             51,900   FirstEnergy Corp.                                    3,247,383
                                                             49,500   ITC Holdings Corp.                                   2,173,545
                                                             54,800   Mirant Corp. (a)                                     2,041,848
                                                             36,600   Northeast Utilities, Inc.                            1,063,596
                                                            101,800   PPL Corp.                                            3,870,436
                                                             30,500   Pepco Holdings, Inc.                                   811,910

BlackRock Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of February 28, 2007                (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held   Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                                             27,000   Progress Energy, Inc.                             $  1,319,220
                                                             43,800   The Southern Co.                                     1,568,040
                                                                                                                        ------------
                                                                                                                          41,474,656
                 -------------------------------------------------------------------------------------------------------------------
                 Energy Equipment & Services - 0.6%          14,000   Grant Prideco, Inc. (a)                                607,740
                                                              4,600   Transocean, Inc. (a)                                   352,728
                                                                                                                        ------------
                                                                                                                             960,468
                 -------------------------------------------------------------------------------------------------------------------
                 Gas Utilities - 4.3%                        23,500   Energen Corp.                                        1,139,280
                                                             25,200   Equitable Resources, Inc.                            1,075,284
                                                             13,600   New Jersey Resources Corp.                             671,704
                                                             21,500   Questar Corp.                                        1,809,010
                                                             57,616   Spectra Energy Corp.                                 1,482,460
                                                             32,200   UGI Corp.                                              840,742
                                                                                                                        ------------
                                                                                                                           7,018,480
                 -------------------------------------------------------------------------------------------------------------------
                 Independent Power Producers & Energy        52,700   The AES Corp. (a)                                    1,123,564
                 Traders - 8.8%                              42,700   Constellation Energy Group, Inc.                     3,359,209
                                                             98,264   Dynegy, Inc. Class A (a)                               806,747
                                                             69,000   NRG Energy, Inc. (a)                                 4,570,560
                                                             25,300   Ormat Technologies, Inc.                               982,905
                                                             47,900   TXU Corp.                                            3,168,585
                                                                                                                        ------------
                                                                                                                          14,011,570
                 -------------------------------------------------------------------------------------------------------------------
                 Media - 2.4%                                75,300   Comcast Corp. Special Class A (a)                    1,916,385
                                                             25,500   EchoStar Communications Corp. Class A (a)            1,035,300
                                                              6,285   Idearc, Inc.                                           213,690
                                                             25,000   Virgin Media, Inc.                                     655,250
                                                                                                                        ------------
                                                                                                                           3,820,625
                 -------------------------------------------------------------------------------------------------------------------
                 Multi-Utilities - 9.3%                     132,500   CMS Energy Corp.                                     2,312,125
                                                             17,600   DTE Energy Co.                                         814,880
                                                             34,237   Dominion Resources, Inc.                             2,928,291
                                                             22,050   MDU Resources Group, Inc.                              582,781
                                                             41,700   NSTAR                                                1,426,557
                                                             55,000   PG&E Corp.                                           2,553,100
                                                             15,500   Public Service Enterprise Group, Inc.                1,160,950
                                                             19,900   Sempra Energy                                        1,194,995
                                                             19,100   Wisconsin Energy Corp.                                 915,845
                                                             36,200   Xcel Energy, Inc.                                      855,406
                                                                                                                        ------------
                                                                                                                          14,744,930
                 -------------------------------------------------------------------------------------------------------------------
                 Oil, Gas & Consumable Fuels - 3.6%          13,500   Devon Energy Corp.                                     887,085
                                                             15,500   EOG Resources, Inc.                                  1,049,970
                                                             13,000   Holly Corp.                                            721,110

BlackRock Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of February 28, 2007                (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held   Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                                             18,900   Range Resources Corp.                             $    603,477
                                                             21,700   Southwestern Energy Co. (a)                            846,300
                                                             58,800   Williams Cos., Inc.                                  1,585,836
                                                                                                                        ------------
                                                                                                                           5,693,778
                 -------------------------------------------------------------------------------------------------------------------
                 Water Utilities - 0.5%                      34,000   Aqua America, Inc.                                     774,860
                 -------------------------------------------------------------------------------------------------------------------
                 Wireless Telecommunication                  42,145   Alltel Corp.                                         2,553,565
                 Services - 6.6%                             43,500   American Tower Corp. Class A (a)                     1,685,190
                                                             40,502   Crown Castle International Corp. (a)                 1,326,845
                                                             60,000   Dobson Communications Corp. Class A (a)                531,600
                                                             11,000   Leap Wireless International, Inc. (a)                  743,270
                                                             13,800   NII Holdings, Inc. (a)                                 977,592
                                                             42,900   SBA Communications Corp. Class A (a)                 1,157,013
                                                             81,500   Sprint Nextel Corp.                                  1,571,320
                                                                                                                        ------------
                                                                                                                          10,546,395
                 -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the United States           118,671,956
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks
                                                                      (Cost - $101,221,813) - 96.5%                      153,780,453
------------------------------------------------------------------------------------------------------------------------------------

                                                               Face
                                                             Amount   Trust Preferred
------------------------------------------------------------------------------------------------------------------------------------
United States    Independent Power Producers & Energy   $ 1,092,450   AES Trust III, 6.75% due 10/15/2029 (f)              1,052,371
- 0.7%           Traders - 0.7%
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Trust Preferred
                                                                      (Cost - $666,874) - 0.7%                             1,052,371
------------------------------------------------------------------------------------------------------------------------------------

                                                         Beneficial
                                                           Interest   Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
United States                                           $ 2,840,200   BlackRock Liquidity Series, LLC Cash Sweep
- 2.4%                                                                Series, 5.33% (c)(d)                                 2,840,200
                                                            980,000   BlackRock Liquidity Series, LLC Money Market
                                                                      Series, 5.33% (c)(d)                                   980,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Short-Term Securities
                                                                      (Cost - $3,820,200) - 2.4%                           3,820,200
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Investments (Cost - $105,708,887*) - 99.6%   158,653,024

                                                                      Other Assets Less Liabilities - 0.4%                   609,102
                                                                                                                        ------------
                                                                      Net Assets - 100.0%                               $159,262,126
                                                                                                                        ============

BlackRock Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of February 28, 2007                (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments as of February 28, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $105,708,887
                                                                   ============
      Gross unrealized appreciation                                $ 53,192,340
      Gross unrealized depreciation                                    (248,203)
                                                                   ------------
      Net unrealized appreciation                                  $ 52,944,137
                                                                   ============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------
                                                                    Net            Interest
      Affiliate                                                  Activity           Income
      -------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series        $ (3,885,553)      $  52,304
      BlackRock Liquidity Series, LLC Money Market Series      $    140,000       $     203
      -------------------------------------------------------------------------------------

(d)   Represents the current yield as of February 28, 2007.
(e)   Security was purchased with cash proceeds from securities loans.
(f)   Convertible security.
(g)   Security, or a portion of security, is on loan.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Utilities and Telecommunications Fund, Inc.

By: /s/ Robert C. Doll, Jr.
    -----------------------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Utilities and Telecommunications Fund, Inc.

Date: April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert C. Doll, Jr.
    -----------------------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Utilities and Telecommunications Fund, Inc.

Date: April 23, 2007

By: /s/ Donald C. Burke
    -----------------------------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Utilities and Telecommunications Fund, Inc.

Date: April 23, 2007